Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of summary of option activity
	2014
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	101,336	$15.63
Granted	—	—
Exercised	(15,101)	15.53
Forfeited or expired	(400)	15.65

Outstanding, end of year	85,835	$15.65	7.25	$630,887

Exercisable, end of year	23,600	$15.65	7.25	$173,460

	2013
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	107,338	$15.60
Granted	—	—
Exercised	(6,002)	15.04
Forfeited or expired	—	—

Outstanding, end of year	101,336	$15.63	8.17	$397,049

Exercisable, end of year	18,151	$15.55	7.78	$72,628

Schedule of summary of the status of nonvested shares
	December 31, 2014
	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	83,185	$4.34
Granted	—	—
Vested	(20,550)	4.34
Forfeited	(400)	—

Nonvested, end of year	62,235	$4.34

	December 31, 2013
	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	104,035	$4.34
Granted	—	—
Vested	(20,850)	4.34
Forfeited	—	—

Nonvested, end of year	83,185	$4.34